Property, Plant and Equipment (Details Textual) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)
Property, Plant and Equipment [Line Items]
Depreciation, Total	$ 5,063	$ 6,258	$ 7,837
Gain (Loss) on Disposition of Assets, Total	478	$ 26	$ 74
Sinovac Biotech Company Ltd [Member] | China Construction Bank One [Member] | China Construction Bank Changping Facility [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	11,905			¥ 82,700,000
Sinovac Biotech Company Ltd [Member] | Bank Of Beijing [Member] | Bank Of Beijing Term Loan Changping Facility [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	2,171			15,100
Sinovac Dalian Vaccine Technology Company Ltd [Member] | Bank Of China [Member] | Bank Of China Term Loan [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount | ¥				¥ 33,000,000
Sinovac Dalian Vaccine Technology Company Ltd [Member] | Bank Of China [Member] | Bank Of China Term Loan [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Debt Instrument, Collateral Amount	$ 4,757